UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		MOLLER FINANCIAL SERVICES
Address: 	ONE NORTHFIELD PLAZA
		Suite 200
		NORTHFIELD, IL 60093

13F File Number: 28-13687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	JOHN NOWAK
Title: 	CHIEF COMPLIANCE OFFICER
Phone: 	847-234-7575
Signature, Place, and Date of Signing:
JOHN NOWAK	NORTHFIELD, ILLINOIS	November 2, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 37
Form 13F Information Table Value Total: $94,569

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
									VALUE 		SHARES/ SH/ 	PUT/	INVSTMT	OTHER 		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------- ---------------- 	----------	---------	------- ----	----	-----------------	------- ------- ------
AMGEN INC 			COM			031162100	947		17242	SH		SOLE			8707	0	8535
AT&T INC 			COM			00206R102	603		21145	SH		SOLE			10633	0	10512
CME GROUP INC 			COM			12572Q105	533		2167	SH		SOLE			1732	0	435
CONOCOPHILLIPS 			COM			20825C104	357		5653	SH		SOLE			5653	0	0
DU PONT E I DE NEMOURS & CO 	COM			263534109	696		17428	SH		SOLE			17428	0	0
EXXON MOBIL CORP 		COM			30231G102	598		8245	SH		SOLE			5432	0	2813
GENERAL ELECTRIC CO 		COM			369604103	592		38922	SH		SOLE			38372	0	550
HEINZ H J CO 			COM			423074103	560		11100	SH		SOLE			10000	0	1100
ILLINOIS TOOL WKS INC		COM			452308109	675		16248	SH		SOLE			0	0	16248
ISHARES TR			BARCLYS TIPS BD		464287176	1914		16746	SH		SOLE			10620	0	6126
ISHARES TR 			S&P 500 INDEX		464287200	6599		58050	SH		SOLE			46401	0	11649
ISHARES TR 			IBOXX INV CPBD		464287242	923		8223	SH		SOLE			8223	0	0
ISHARES TR 			S&P NA NAT RES		464287374	9657		288624	SH		SOLE			234036	0	54588
ISHARES TR 			MSCI EAFE INDEX		464287465	1928		40364	SH		SOLE			25983	0	14381
ISHARES TR 			S&P MIDCAP 400		464287507	802		10289	SH		SOLE			10289	0	0
ISHARES TR 			RUSSELL 2000		464287655	9063		140962	SH		SOLE			120015	0	20947
ISHARES TR 			S&P SMLCAP 600		464287804	431		7369	SH		SOLE			7369	0	0
JPMORGAN CHASE & CO 		COM			46625H100	1050		34889	SH		SOLE			18716	0	16173
JOHNSON & JOHNSON 		COM			478160104	769		12080	SH		SOLE			11180	0	900
MARSH & MCLENNAN COS INC	COM			571748102	382		14400	SH		SOLE			0	0	14400
POWERSHARES GLOBAL ETF TRUST	FDM HG YLD RAFI		73936T557	4047		230612	SH		SOLE			154406	0	76206
PRICE T ROWE GROUP INC 		COM			74144T108	382		8000	SH		SOLE			8000	0	0
PROCTER & GAMBLE CO 		COM			742718109	773		12241	SH		SOLE			9706	0	2535
SPDR SERIES TRUST 		DJ REIT ETF		78464A607	1711		30294	SH		SOLE			23488	0	6806
SARA LEE CORP 			COM			803111103	163		10000	SH		SOLE			10000	0	0
VANGUARD BD INDEX FD INC 	TOTAL BND MRKT		921937835	1442		17226	SH		SOLE			11011	0	6215
VANGUARD TAX-MANAGED INTL FD 	MSCI EAFE ETF		921943858	4884		162101	SH		SOLE			146149	0	15952
VANGUARD INTL EQUITY INDEX F 	MSCI EMR MKT ETF	922042858	4603		128494	SH		SOLE			102113	0	26381
VANGUARD INDEX FDS		REIT ETF		922908553	9391		184618	SH		SOLE			146114	0	38504
VANGUARD INDEX FDS		LARGE CAP ETF		922908637	10290		199230	SH		SOLE			159223	0	40007
VANGUARD INDEX FDS		SMALL CP ETF		922908751	7279		118623	SH		SOLE			95054	0	23569
WISDOMTREE TRUST		LARGECAP DIVID		97717W307	1043		23728	SH		SOLE			19174	0	4554
WISDOMTREE TRUST		EMERG MKTS ETF		97717W315	1546		32656	SH		SOLE			21958	0	10698
WISDOMTREE TRUST		SMLCAP EARN FD		97717W562	1014		23345	SH		SOLE			23345	0	0
WISDOMTREE TRUST		EARNING 500 FD		97717W588	1128		28569	SH		SOLE			27354	0	1215
WISDOMTREE TRUST		SMALLCAP DIVID		97717W604	1018		25862	SH		SOLE			0	0	25862
WISDOMTREE TRUST		DEFA FD			97717W703	4776		120011	SH		SOLE			99443	0	20568